Segment Reporting - Schedule of Total Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Total Liabilities [Line Items]
Total liabilities	€ 73,838	€ 101,071	€ 188,039
Europe [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	71,228	98,044	182,960
North America [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	24,716	23,440	10,697
Eliminations [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	€ 22,106	€ 20,413	€ 5,618